Business Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Organization and Nature of Operations

Note 1 - Business Organization and Nature of Operations

BTCS Inc. (formerly Bitcoin Shop, Inc.), a Nevada Corporation (the “Company”) in February 2014 entered the business of hosting an online ecommerce marketplace where consumers can purchase merchandise using digital currencies, including bitcoin and is building a diversified company with operations in the blockchain and digital currency ecosystems. In January 2015, the Company began a rebranding campaign using its BTCS.COM domain (shorthand for Blockchain Technology Consumer Solutions) to better reflect its broadened strategy. The Company released its new website which included broader information on its strategy, access to its ecommerce site, and launching an invite only beta version of its multi-sig secure storage solution (digital wallet). Although we continue to support and develop our ecommerce marketplace, we recently shifted a portion of our focus towards our transaction verification service business, also known as bitcoin mining.

The Company was incorporated in the State of Nevada in 2008 under the name “Hotel Management Systems, Inc.”. On February 5, 2014, the Company entered into an Exchange Agreement with BitcoinShop.us, LLC, a Maryland limited liability company (“BCSLLC”), and the holders of the membership interests in BCSLLC (“Share Exchange”). Upon closing of the Share Exchange, BCSLLC members transferred all the outstanding membership interests of BCSLLC to the Company in exchange for an aggregate of 100,773,923 shares of the Company’s common stock (the “Common Stock”) (the “Reverse Merger”). As a result, BCSLLC became a wholly-owned subsidiary of the Company. Immediately following the Share Exchange with BCSLLC, the Company discontinued its business as manufacturer of touch screen and touch board products, interactive whiteboard displays and large touch-screens.

The Company is an early entrant in the blockchain and digital currency markets and one of the first U.S. publicly traded companies to be involved with digital currencies. The Company aims to enable users to engage in the digital currency ecosystem through one point of access - a universal digital currency platform. The Company plans to design and build this platform under the brand “Blockchain Technology Consumer Solutions,” or “BTCS.” The Company currently operates a beta ecommerce marketplace which already accepts a variety of digital currencies, has designed a beta secure digital currency storage solution BTCS Wallet, and has been expanding its transaction verification services business, recently adding servers capable of generating bitcoins (i.e. bitcoin mining). In the short term, the Company believes its transaction verification services business will be a growing source of revenue for it.

On July 28, 2015, the Company released a press release announcing the name change from Bitcoin Shop, Inc. to BTCS Inc.

On September 21, 2015, the Company, Spondoolies-Tech Ltd., an Israeli company (“Spondoolies”), and Shareholders of Spondoolies (the “Selling Shareholders”) entered into a Share Purchase Agreement, dated as of September 21, 2015, (the “Agreement”) pursuant to which the Company shall purchase all the shares in Spondoolies (the “Spondoolies Shares”) from the Selling Shareholders so that Spondoolies will be a wholly-owned subsidiary of the Company after the closing of the transactions contemplated by the Agreement (the “Transaction”).

In exchange for the Spondoolies Shares, the Selling Shareholders will receive either shares of the Company’s common stock or shares of the Company’s Series A preferred stock, convertible into the Company’s common stock as described below (collectively, the “Company’s Securities”). After the completion of the Transaction, the Company’s shareholders will own a 54.4% to 55.4% stake in the combined company and Spondoolies’ shareholders will own a 44.6% to 45.6% of the combined company, based on the number of the Company’s securities outstanding immediately following the Transaction. The ownership range is a function of the Company’s liquidation preference associated with its existing $1.5 million investment in Spondoolies. The final ownership percentages will be determined prior to closing.

In addition to standard closing conditions, the closing of the Transactions will not occur until the Selling Shareholders receive rulings from the Israeli Tax Authority confirming, among other things, that the Selling Shareholders may defer the payment of applicable Israeli taxes with respect to the Company’s securities received by each Selling Shareholder until the Company’s securities are sold by the Selling Shareholder, and the approval of the transaction by the Israeli Office of Chief Scientist. The Company cannot predict the exact timing of the consummation of the merger and can provide no assurances that the merger will be consummated.

Note 1 – Business Organization and Nature of Operations

Bitcoin Shop, Inc. (formerly TouchIt Technologies, Inc.), a Nevada Corporation (the “Company”) in February 2014 entered the business of hosting an online ecommerce marketplace where consumers can purchase merchandise using digital currencies, including bitcoin and is building a diversified company with operations  in the digital currency ecosystem.  In January 2015 the Company began a rebranding campaign using its BTCS.COM domain (shorthand for Blockchain Technology Consumer Solutions) to better reflect its broadened strategy.  The Company released its new website which included broader information on its strategy, access to its ecommerce site, and launching an invite only beta version of its multi-sig secure storage solution (digital wallet).

The Company was incorporated in the State of Nevada in 2008 under the name “Hotel Management Systems, Inc.”.  On February 5, 2014, the Company entered into an Exchange Agreement with BitcoinShop.us, LLC, a Maryland limited liability company (“BCSLLC”), and the holders of the membership interests in BCSLLC.  Upon closing of the Share Exchange, Bitcoinshop Members transferred all the outstanding membership interests of Bitcoinshop to the Company in exchange for an aggregate of 100,773,923 shares of the Company’s common stock (the “Reverse Merger”).  As a result, Bitcoinshop became a wholly-owned subsidiary of the Company.  Immediately following the Share Exchange with Bitcoinshop, the Company discontinued its business as manufacturer of touch screen and touch board products, interactive whiteboard displays and large touch-screens.

The Company is an early entrant in the digital currency market and one of the first U.S. publicly traded companies to be involved with digital currencies.  The Company aims to enable users to engage in the digital currency ecosystem through one point of access — a universal digital currency platform.  The Company plans to design and build this platform under the brand “Blockchain Technology Consumer Solutions,” or “BTCS.”  The Company currently operates a beta ecommerce marketplace which already accepts a variety of digital currencies, has designed a beta secure digital currency storage solution BTCS Wallet, and has been expanding its transaction verification services business, recently adding servers capable of generating bitcoins (i.e. bitcoin mining).  In the short term, the Company believes its transaction verification services business will be a growing source of revenue for it.